Other Comprehensive Income (Loss) (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Details about Accumulated Other comprehensive income Components
Total before tax		$ (104,130)
Tax expense or benefit		(41,825)
Net of tax	(16,099)
Amortization of defined benefit pension items:
Actuarial (gains)/losses	103,178
Total before tax	103,178
Tax expense or benefit		$ (34,930)	$ (14,601)